PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Components Of Prepaid Expenses And Other Current Assets
	September 30, 2024	December 31, 2023
Prepaid expenses	$6,498	$6,126
Prepaid advertisement	146,500	146,500
Prepaid insurance	-	86,413
Other receivables	-	13,060
Prepaid expenses and other current assets	$152,998	$252,099

	December 31, 2023	December 31, 2022
Prepaid expenses	$6,126	$40,860
Prepaid advertisement	146,500	200,000
Employee advance	-	8,500
Prepaid insurance	86,413	3,302
Other receivables	13,060	2,886
Prepaid expenses and other current assets	$252,099	$255,548